Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses	$ 25,806	$ 16,185
Accrued indirect taxes and related liabilities	37,654	26,347
Accrued compensation and benefits	26,821	19,918
Advancements from customers	10,522	9,163
Other current liabilities	6,503	4,377
Accrued expenses and other current liabilities	$ 107,306	$ 75,990